Ameritas Life Insurance Corp.

("Ameritas Life")

Carillon Life Account and Carillon Account

Supplement to:

Excel Choice and Executive Edge

Prospectuses Dated November 5, 2007

VA I and VA II and VA II SA

Prospectuses Dated December 31, 2009

Supplement Dated May 1, 2025

The following is a list of Portfolio Companies available under the Policy. More information about the Portfolio Companies is available in the prospectuses for the Portfolio Companies, which may be amended from time to time, and can be found online at ameritas.com/investments/fund-prospectuses.

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Long-term capital appreciation.	Alger Capital Appreciation Portfolio, Class I-2
Fred Alger Management, LLC
Long-term capital appreciation.	Alger Mid Cap Growth Portfolio, Class I-2
Fred Alger Management, LLC
Total return.	Calvert VP SRI Balanced Portfolio, Class I
Calvert Research and Management
Investing to correspond with the returns of the MSCI EAFE Index.	CVT EAFE International Index Portfolio, Class I
Calvert Research and Management
Investing to correspond with the returns of the Bloomberg Barclays U.S. Aggregate Bond Index.	CVT Investment Grade Bond Index Portfolio, Class I
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the NASDAQ 100 Index.	CVT Nasdaq 100 Index Portfolio, Class I
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the Russell 2000 Index.	CVT Russell 2000 Small Cap Index Portfolio, Class I
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P 500 Index. [2]	CVT S&P 500 Index Portfolio
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Investing to correspond with the returns of the S&P MidCap 400 Index. [2]	CVT S&P MidCap 400 Index Portfolio, Class I
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1]
Income and growth.	CVT Volatility Managed Moderate Growth Portfolio, Class F
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Current income.	CVT Volatility Managed Moderate Portfolio, Class F
Calvert Research and Management /
Ameritas Investment Partners, Inc. [1] and Parametric Portfolio Associates LLC
Long-term capital growth.	Columbia Variable Portfolio - Select Small Cap Value Fund, Class 2
Columbia Management Investment Advisers, LLC
Long-term capital appreciation.	Columbia Variable Portfolio - Seligman Global Technology Fund, Class 2
Columbia Management Investment Advisers, LLC
Long-term growth of capital.	DWS Capital Growth VIP, Class A
DWS Investment Management Americas, Inc.
Long-term growth of capital.	DWS CROCI® International VIP, Class A
DWS Investment Management Americas, Inc.
Maximum current income to the extent consistent with stability of principal.	DWS Government Money Market VIP, Class A [3]
DWS Investment Management Americas, Inc.
Long-term capital growth.	DWS International Opportunities VIP, Class A (named DWS International Growth VIP, Class A prior to 5/1/25)
DWS Investment Management Americas, Inc.
Long-term capital appreciation.	DWS Small Mid Cap Value VIP, Class A
DWS Investment Management Americas, Inc.

IN 2849 5-25

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio [4,5]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index. [2]	Fidelity® VIP Equity-Income PortfolioSM 4,5
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks a high level of current income, while also considering growth of capital.	Fidelity® VIP High Income Portfolio [4,5]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio [4,5]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks long-term growth of capital.	Fidelity® VIP Mid Cap Portfolio [4,5]
Fidelity Management & Research Company LLC /
Other investment advisers serve as sub-advisers for the fund.
Seeks to maximize income while maintaining prospects for capital appreciation.	FTVIPT Franklin Income VIP Fund, Class 2
Franklin Advisers, Inc.
Seeks long-term capital growth.	FTVIPT Templeton Foreign VIP Fund, Class 2
Templeton Investment Counsel, LLC
Seeks high current income, consistent with preservation of capital, with capital appreciation as secondary consideration.	FTVIPT Templeton Global Bond VIP Fund, Class 2
Franklin Advisers, Inc.
Seeks capital growth.	Invesco V.I. American Franchise Fund, Series I
Invesco Advisers, Inc.
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund, Series I
Invesco Advisers, Inc.
Seeks capital appreciation.	Invesco V.I. Global Fund, Series I
Invesco Advisers, Inc.
Total return through growth of capital and current income.	Invesco V.I. Global Real Estate Fund, Series I
Invesco Advisers, Inc. /
Invesco Asset Management Limited
Seeks capital appreciation.	Invesco V.I. Main Street Fund®, Series I
Invesco Advisers, Inc.
Capital growth by investing in common stocks. Income is a secondary objective.	LVIP American Century Disciplined Core Value Fund, Standard Class II
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Mid Cap Value Fund, Standard Class II
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
Long-term capital growth. Income is a secondary objective.	LVIP American Century Value Fund, Standard Class II
Lincoln Financial Investments Corporation /
American Century Investment Management, Inc.
To seek to provide total return through a combination of capital appreciation and current income.	Macquarie VIP Balanced Series, Service Class
Delaware Management Company /
Macquarie Investment Management Global Limited, Macquarie Investment Management Austria Kapitalanlage AG, and Macquarie Investment Management Europe Limited
Seeks capital appreciation.	MFS® Growth Series, Initial Class
Massachusetts Financial Services Company
Seeks total return with an emphasis on high current income, but also considering capital appreciation.	MFS® High Yield Portfolio, Initial Class
Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Investors Trust Series, Initial Class
Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® New Discovery Series, Initial Class
Massachusetts Financial Services Company
Seeks capital appreciation.	MFS® Research International Portfolio, Initial Class
Massachusetts Financial Services Company
Seeks total return.	MFS® Total Return Series, Initial Class
Massachusetts Financial Services Company
Seeks total return.	MFS® Utilities Series, Initial Class
Massachusetts Financial Services Company
Long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.	Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I
Morgan Stanley Investment Management Inc. /
Morgan Stanley Investment Management Company
Capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio, Class II
ALPS Advisors, Inc. /
Morningstar Investment Management LLC

IN 2849 5-25

Type / Investment Objective	Portfolio Company and Adviser / Subadviser(s)
Capital appreciation.	Morningstar Growth ETF Asset Allocation Portfolio, Class II
ALPS Advisors, Inc. /
Morningstar Investment Management LLC
Current income and capital appreciation.	Morningstar Income and Growth ETF Asset Allocation Portfolio, Class II
ALPS Advisors, Inc. /
Morningstar Investment Management LLC
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance criteria.	Neuberger Berman AMT Sustainable Equity Portfolio, Class I
Neuberger Berman Investment Advisers LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Low Duration Portfolio, Administrative Class
Pacific Investment Management Company LLC
Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	PIMCO Real Return Portfolio, Advisor Class
Pacific Investment Management Company LLC
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO Total Return Portfolio, Administrative Class
Pacific Investment Management Company LLC
Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Blue Chip Growth Portfolio-II
T. Rowe Price Associates, Inc.
Long-term capital appreciation.	Third Avenue Value Portfolio
Third Avenue Management LLC

1	Ameritas Investment Partners, Inc. is an affiliate of Ameritas Life.
2	"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's® and Standard & Poor's® makes no representation regarding the advisability of investing in the Product. The Statement of Additional Information sets forth certain additional disclaimers and limitations of liabilities on behalf of Standard & Poor's® as set forth in the Licensing Agreement between us and Standard & Poor's®.
3	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund's sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
4	FIDELITY, Contrafund and Equity-Income are registered service marks of FMR LLC. Used with permission.
5	The "Initial Class" of these portfolios are available for Excel Choice and Executive Edge and "Service Class 2" portfolios are available for VA I, VA II and VA II SA.

All other provisions of your Policy remain as stated in your Policy and prospectus as previously supplemented.

Please retain this Supplement with the current prospectus for your variable Policy with

Ameritas Life Insurance Corp.

If you do not have a current prospectus, please contact Ameritas Life at 800-745-1112.

IN 2849 5-25